Intangible Assets/Liabilities Other Than Goodwill (Table) (Details) - USD ($) $ in Thousands		Dec. 31, 2017	Dec. 31, 2016
Trade name
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		$ 100,420	$ 100,420
Accumulated Amortization		(45,156)	(41,303)
Write off		0	0
Net Book Value		55,264	59,117
Port terminal operating rights
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		53,152	53,152
Accumulated Amortization		(10,889)	(10,162)
Write off		0	0
Net Book Value		42,263	42,990
Customer relationships
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		35,490	35,490
Accumulated Amortization		(17,745)	(15,971)
Write off		0	0
Net Book Value		17,745	19,519
Favorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost	[1]	11,548	82,485
Accumulated Amortization	[1]	0	(6,359)
Write off	[1]	(10,398)	(70,937)
Net Book Value	[1]	1,150	5,189
Total Intangible assets
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost		200,610	271,547
Accumulated Amortization		(73,790)	(73,795)
Write off		(10,398)	(70,937)
Net Book Value		$ 116,422	126,815
Unfavorable lease terms
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost			(24,721)
Accumulated Amortization	[2]		0
Write off	[2]		24,721
Net Book Value	[2]		0
Total
Acquired Finite Lived Intangible Assets [Line Items]
Acquisition Cost			246,826
Accumulated Amortization			(73,795)
Write off			(46,216)
Net Book Value			$ 126,815

[1]	As of December 31, 2017 and 2016, intangible assets associated with the favorable lease terms included an amount of $1,150 and $1,180, respectively related to purchase options for the vessels (see also Note 2(n)). During the year ended December 31, 2017, acquisition costs of $10,398 and accumulated amortization of $7,001 of favorable lease terms considered impaired and were written off resulting in a loss of $3,397. During the year ended December 31, 2016, acquisition costs of $70,937 and accumulated amortization of $57,930 of favorable lease terms were written off resulting in a loss of $13,007. This write-off resulted from the early redelivery of one vessel.
[2]	As of December 31, 2016, the intangible liability associated with the unfavorable lease terms included an amount of $0, related to purchase options held by third parties (see also Note 2(n)). During the year ended December 31, 2016, acquisition costs of $24,721 and accumulated amortization of $17,406 of unfavorable lease terms were written off resulting in an income of $7,315. This write-off resulted from the early redelivery of one vessel. As of December 31, 2016, no purchase options held by third parties have been exercised.